Parent company only condensed financial information (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Parent company only condensed financial information
Restricted net assets of consolidated subsidiaries	¥ 1,156,707
Minimum percentage of restricted net assets	25.00%